Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	8,289
Preferred stock, shares outstanding	0	8,289
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	190,000,000	190,000,000
Common stock, shares issued	1,623,913	70,181
Common stock, shares outstanding	1,623,913	70,181